(OHIO NATIONAL FINANCIAL LOGO)	One Financial Way
Cincinnati, Ohio 45242

Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513-794-6100

December 30, 2009

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978) Form N-4

Ladies and Gentlemen:
Attached hereto is an initial registration statement on Form N-4 for a flexible premium, deferred, individual annuity.
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante
Associate Counsel